Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Summary of Nonvested Restricted Shares
No
non-vested
shares existed as of December 31, 2020. A summary of the status of the Company’s non-vested
restricted shares as of December 31, 2021 and 2022, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2021	—	—
Granted	343,744	2.99

Non-vested, December 31, 2021	343,744	2.99

Vested	171,872	2.99

Non-vested, December 31, 2022	171,872	2.99

Summary of the Company's non-vested stock option activity
The
Company had no stock option activity during the year ended December 31, 2020. A summary of the Company’s non-vested
stock option activity and related information for the years ended December 31, 2021 and 2022, is as follows:

	Option shares #	Weighted-Average Exercise Price $
Outstanding – January 1, 2021	—	—
Granted	250,000	2.99
Exercised	—	—
Outstanding – December 31, 2021	250,000	2.99
Exercisable – December 31, 2021	—	—
Granted	—	—
Exercised	—	—
Outstanding – December 31, 2022	250,000	2.99
Exercisable – December 31, 2022	—	—